Income tax (Details) ¥ in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Income tax expense
Income tax expense	¥ 88,921	$ 12,315	¥ 52,626
Effective tax	25.70%	25.70%	74.40%